Quarterly Holdings Report
for
Strategic Advisers® Large Cap Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public
February 28, 2022
LGC-NPRT3-0422
1.9899748.101
Common Stocks - 84.3%
	Shares	Value ($)
COMMUNICATION SERVICES - 7.7%
Diversified Telecommunication Services - 0.5%
AT&T, Inc.	4,075,060	96,538,171
Deutsche Telekom AG	303,100	5,432,972
Liberty Global PLC Class C (a)	366,800	9,489,116
Lumen Technologies, Inc. (b)	168,633	1,747,038
Verizon Communications, Inc.	3,148,455	168,977,580
		282,184,877
Entertainment - 0.9%
Activision Blizzard, Inc.	168,426	13,726,719
Cinemark Holdings, Inc. (a)(b)	111,800	1,960,972
Electronic Arts, Inc.	171,330	22,288,320
Live Nation Entertainment, Inc. (a)	2,635	318,361
Netflix, Inc. (a)	580,545	229,036,613
Playtika Holding Corp. (a)	622,237	12,818,082
Sea Ltd. ADR (a)	169,580	24,690,848
Spotify Technology SA (a)	23,200	3,623,608
Take-Two Interactive Software, Inc. (a)	14,900	2,413,800
The Walt Disney Co. (a)	1,621,272	240,694,041
		551,571,364
Interactive Media & Services - 4.7%
Alphabet, Inc.:
Class A (a)	298,854	807,246,494
Class C (a)	436,222	1,176,848,436
IAC (a)	73,866	8,476,862
Meta Platforms, Inc. Class A (a)	3,202,564	675,837,081
Snap, Inc. Class A (a)	1,820,026	72,691,838
Tongdao Liepin Group (a)	421,000	1,012,822
Twitter, Inc. (a)	532,076	18,915,302
Ziff Davis, Inc. (a)	2,465	247,979
Zoominfo Technologies, Inc. (a)	442,192	24,183,480
		2,785,460,294
Media - 1.2%
Altice U.S.A., Inc. Class A (a)	148,800	1,720,128
Charter Communications, Inc. Class A (a)	410,207	246,854,368
Comcast Corp. Class A	6,209,571	290,359,540
DISH Network Corp. Class A (a)	630,309	20,144,676
Fox Corp.:
Class A	1,186,425	49,628,158
Class B	17,680	676,437
Interpublic Group of Companies, Inc.	378,455	13,927,144
Liberty Broadband Corp. Class C (a)	323,677	47,483,416
Liberty Media Corp. Liberty SiriusXM Series C (a)	285,550	14,368,876
News Corp.:
Class A	166,124	3,707,888
Class B	14,448	324,069
Nexstar Broadcasting Group, Inc. Class A	63,846	11,814,702
Omnicom Group, Inc.	239,074	20,055,918
Paramount Global Class B	419,300	12,834,773
Tegna, Inc.	536,100	12,287,412
		746,187,505
Wireless Telecommunication Services - 0.4%
T-Mobile U.S., Inc. (a)	1,887,854	232,602,491
TOTAL COMMUNICATION SERVICES		4,598,006,531
CONSUMER DISCRETIONARY - 10.4%
Auto Components - 0.2%
Aptiv PLC (a)	185,249	23,978,631
BorgWarner, Inc.	481,663	19,753,000
Compagnie Generale des Etablissements Michelin SCA ADR	900,000	24,714,000
Lear Corp.	154,900	24,371,966
Magna International, Inc. Class A (sub. vtg.)	247,149	18,362,147
The Goodyear Tire & Rubber Co. (a)	857,300	13,279,577
		124,459,321
Automobiles - 1.3%
Ferrari NV	65,679	14,141,345
Ford Motor Co.	4,472,889	78,543,931
General Motors Co. (a)	1,576,315	73,645,437
Harley-Davidson, Inc.	418,400	17,279,920
Rivian Automotive, Inc. (b)	943,098	63,715,701
Tesla, Inc. (a)	636,196	553,764,084
		801,090,418
Distributors - 0.1%
Genuine Parts Co.	91,780	11,211,845
LKQ Corp.	517,467	24,295,076
		35,506,921
Diversified Consumer Services - 0.0%
Service Corp. International	101,900	6,200,615
Hotels, Restaurants & Leisure - 1.5%
Airbnb, Inc. Class A (a)	25,086	3,800,278
Booking Holdings, Inc. (a)	46,723	101,494,037
Caesars Entertainment, Inc. (a)	123,482	10,395,950
Chipotle Mexican Grill, Inc. (a)	56,720	86,404,412
Compass Group PLC	287,300	6,493,859
Cracker Barrel Old Country Store, Inc.	50,407	6,768,148
Darden Restaurants, Inc.	124,778	18,120,261
Domino's Pizza, Inc.	11,280	4,875,329
Expedia, Inc. (a)	32,944	6,460,648
Hilton Worldwide Holdings, Inc. (a)	790,601	117,688,865
Las Vegas Sands Corp. (a)	549,608	23,556,199
Marriott International, Inc. Class A (a)	372,662	63,404,713
McDonald's Corp.	908,371	222,341,970
MGM Resorts International	474,692	21,024,109
Royal Caribbean Cruises Ltd. (a)	60,000	4,843,200
Starbucks Corp.	1,278,589	117,361,684
Wynn Resorts Ltd. (a)	128,515	11,119,118
Yum China Holdings, Inc.	225,377	11,724,112
Yum! Brands, Inc.	301,740	36,987,289
		874,864,181
Household Durables - 0.5%
D.R. Horton, Inc.	213,400	18,224,360
Garmin Ltd.	36,748	4,058,449
Leggett & Platt, Inc.	99,700	3,696,876
Lennar Corp.:
Class A	1,056,400	94,949,232
Class B	6,000	453,000
Mohawk Industries, Inc. (a)	165,194	23,256,011
Newell Brands, Inc.	565,841	13,438,724
NVR, Inc. (a)	5,607	27,801,973
PulteGroup, Inc.	782,699	38,868,832
Sony Group Corp. sponsored ADR	310,000	31,784,300
Tempur Sealy International, Inc.	153,000	5,050,530
Toll Brothers, Inc.	52,000	2,821,520
Whirlpool Corp.	223,042	44,891,663
		309,295,470
Internet & Direct Marketing Retail - 3.2%
Alibaba Group Holding Ltd. sponsored ADR (a)	320,590	33,722,862
Amazon.com, Inc. (a)	573,714	1,762,024,860
Doordash, Inc. (a)	166,689	17,494,011
eBay, Inc.	1,154,083	63,001,391
Etsy, Inc. (a)	53,405	8,271,900
Farfetch Ltd. Class A (a)	86,900	1,655,445
		1,886,170,469
Leisure Products - 0.0%
Brunswick Corp. (b)	45,700	4,365,264
Hasbro, Inc.	74,514	7,231,584
Peloton Interactive, Inc. Class A (a)(b)	386,100	11,220,066
		22,816,914
Multiline Retail - 0.4%
Big Lots, Inc. (b)	174,300	6,058,668
Dollar General Corp.	208,411	41,336,238
Dollar Tree, Inc. (a)	208,751	29,659,342
Kohl's Corp.	495,290	27,548,030
Macy's, Inc.	451,300	11,697,696
Nordstrom, Inc. (a)(b)	118,200	2,451,468
Target Corp.	667,674	133,381,235
		252,132,677
Specialty Retail - 2.7%
Advance Auto Parts, Inc.	175,927	35,973,553
AutoNation, Inc. (a)(b)	103,600	11,878,776
AutoZone, Inc. (a)	51,083	95,187,551
Bath & Body Works, Inc.	146,495	7,818,438
Best Buy Co., Inc.	694,469	67,113,484
Burlington Stores, Inc. (a)	344,517	77,822,945
CarMax, Inc. (a)	183,282	20,038,221
Dick's Sporting Goods, Inc. (b)	450,750	47,328,750
Foot Locker, Inc.	97,500	3,082,950
Gap, Inc. (b)	677,496	9,857,567
Industria de Diseno Textil SA	261,900	6,831,865
Lowe's Companies, Inc.	2,182,230	482,403,764
Murphy U.S.A., Inc. (b)	74,035	13,381,086
O'Reilly Automotive, Inc. (a)	334,449	217,137,669
Penske Automotive Group, Inc.	228,900	22,498,581
Ross Stores, Inc.	363,000	33,174,570
Sally Beauty Holdings, Inc. (a)	463,900	8,016,192
Sleep Number Corp. (a)(b)	111,000	7,292,700
The Home Depot, Inc.	1,050,922	331,912,695
The ODP Corp. (a)	62,070	2,731,080
TJX Companies, Inc.	602,249	39,808,659
Tractor Supply Co.	93,580	19,070,668
Ulta Beauty, Inc. (a)	123,135	46,114,058
Williams-Sonoma, Inc.	34,600	5,012,156
		1,611,487,978
Textiles, Apparel & Luxury Goods - 0.5%
Capri Holdings Ltd. (a)	64,400	4,362,456
Columbia Sportswear Co.	103,323	9,580,109
Hanesbrands, Inc. (b)	811,200	12,533,040
lululemon athletica, Inc. (a)	54,577	17,461,365
NIKE, Inc. Class B	1,317,853	179,952,827
PVH Corp.	78,900	7,723,521
Ralph Lauren Corp.	150,492	19,870,964
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	54,000	2,482,920
Tapestry, Inc.	425,427	17,399,964
Under Armour, Inc.:
Class A (sub. vtg.) (a)	197,021	3,524,706
Class C (non-vtg.) (a)	169,421	2,648,050
		277,539,922
TOTAL CONSUMER DISCRETIONARY		6,201,564,886
CONSUMER STAPLES - 4.6%
Beverages - 1.3%
Constellation Brands, Inc. Class A (sub. vtg.)	480,737	103,656,512
Keurig Dr. Pepper, Inc.	1,381,448	53,420,594
Molson Coors Beverage Co. Class B	679,500	35,456,310
Monster Beverage Corp. (a)	1,376,114	116,144,022
PepsiCo, Inc.	1,050,717	172,044,402
The Coca-Cola Co.	5,327,969	331,612,791
		812,334,631
Food & Staples Retailing - 0.8%
BJ's Wholesale Club Holdings, Inc. (a)	116,000	7,292,920
Costco Wholesale Corp.	310,227	161,085,370
Kroger Co.	1,786,486	83,607,545
Sysco Corp.	460,073	40,072,358
U.S. Foods Holding Corp. (a)	169,300	6,617,937
Walgreens Boots Alliance, Inc.	924,000	42,587,160
Walmart, Inc.	887,253	119,921,115
		461,184,405
Food Products - 0.8%
Archer Daniels Midland Co.	326,400	25,606,080
Bunge Ltd.	222,300	23,241,465
Campbell Soup Co.	134,773	6,060,742
Conagra Brands, Inc.	1,072,433	37,502,982
Darling Ingredients, Inc. (a)	193,800	14,046,624
General Mills, Inc.	438,400	29,561,312
Ingredion, Inc.	209,500	18,591,030
Kellogg Co.	146,200	9,348,028
Local Bounti Corp. (a)(b)	125,589	751,022
Mondelez International, Inc.	1,148,888	75,229,186
Mowi ASA ADR	289,000	7,438,282
Pilgrim's Pride Corp. (a)	14,400	339,552
Post Holdings, Inc. (a)	172,595	18,146,638
The Hershey Co.	42,447	8,585,330
The J.M. Smucker Co.	260,300	35,075,425
The Kraft Heinz Co.	1,678,667	65,837,320
Tyson Foods, Inc. Class A	1,190,558	110,317,104
		485,678,122
Household Products - 1.0%
Colgate-Palmolive Co.	438,975	33,779,126
Energizer Holdings, Inc.	504,634	16,849,729
Kimberly-Clark Corp.	250,631	32,619,625
Procter & Gamble Co.	3,455,733	538,714,217
		621,962,697
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	338,695	100,365,489
The Beauty Health Co. (a)(b)	180,000	3,488,400
		103,853,889
Tobacco - 0.5%
Altria Group, Inc.	2,163,009	110,940,732
Philip Morris International, Inc.	1,666,047	168,387,370
		279,328,102
TOTAL CONSUMER STAPLES		2,764,341,846
ENERGY - 3.2%
Energy Equipment & Services - 0.2%
Baker Hughes Co. Class A	34,500	1,013,610
Halliburton Co.	1,631,053	54,689,207
Liberty Oilfield Services, Inc. Class A (a)	97,800	1,220,544
Oceaneering International, Inc. (a)	79,667	1,166,325
Schlumberger Ltd.	1,148,609	45,071,417
U.S. Silica Holdings, Inc. (a)	71,100	1,028,106
Weatherford International PLC (a)	33,600	954,240
		105,143,449
Oil, Gas & Consumable Fuels - 3.0%
Africa Oil Corp. (b)	658,600	1,506,856
APA Corp.	155,900	5,554,717
Canadian Natural Resources Ltd.	208,400	11,642,449
Chevron Corp.	2,010,314	289,485,216
ConocoPhillips Co.	3,039,691	288,345,088
Coterra Energy, Inc.	1,904,887	44,441,014
CVR Energy, Inc.	27,800	483,442
Diamondback Energy, Inc.	69,057	9,536,772
EOG Resources, Inc.	1,619,087	186,065,478
Exxon Mobil Corp.	4,726,527	370,654,247
Genesis Energy LP	338,396	4,043,832
Harbour Energy PLC (a)	260,495	1,379,472
Hess Corp.	123,700	12,501,122
HollyFrontier Corp.	361,400	11,004,630
Imperial Oil Ltd.	87,900	3,945,271
Kinder Morgan, Inc.	1,869,097	32,522,288
Kosmos Energy Ltd. (a)(b)	360,400	1,751,544
Marathon Oil Corp.	953,537	21,511,795
Marathon Petroleum Corp.	983,433	76,579,928
MEG Energy Corp. (a)	829,900	10,836,170
Murphy Oil Corp.	96,200	3,335,254
Occidental Petroleum Corp.	105,886	4,630,395
ONEOK, Inc.	399,553	26,090,811
Ovintiv, Inc.	112,300	5,148,955
Phillips 66 Co.	897,092	75,571,030
Pioneer Natural Resources Co.	753,700	180,586,520
The Williams Companies, Inc.	1,188,825	37,186,446
Total SA sponsored ADR (b)	814,383	41,150,773
Tourmaline Oil Corp.	100,800	3,976,331
Valero Energy Corp.	561,617	46,900,636
		1,808,368,482
TOTAL ENERGY		1,913,511,931
FINANCIALS - 11.9%
Banks - 5.0%
Bank of America Corp.	12,712,502	561,892,588
BNP Paribas SA	17,700	1,027,035
Citigroup, Inc.	2,831,653	167,718,807
Citizens Financial Group, Inc.	1,695,624	88,884,610
Comerica, Inc.	96,041	9,170,955
Commerce Bancshares, Inc.	289,605	20,787,847
Cullen/Frost Bankers, Inc. (b)	193,600	27,245,328
East West Bancorp, Inc.	65,100	5,700,156
Eurobank Ergasias Services and Holdings SA (a)	2,652,665	2,905,814
Fifth Third Bancorp	5,842,148	279,488,360
First Horizon National Corp.	1,203,684	28,262,500
First Republic Bank	40,257	6,974,928
Huntington Bancshares, Inc.	3,163,672	49,100,189
JPMorgan Chase & Co.	3,286,412	466,013,222
KeyCorp	2,544,271	63,784,874
M&T Bank Corp.	296,936	54,110,647
Mitsubishi UFJ Financial Group, Inc. sponsored ADR (b)	2,250,000	13,860,000
Pinnacle Financial Partners, Inc.	15,200	1,536,416
Piraeus Financial Holdings SA (a)	639,038	1,012,078
PNC Financial Services Group, Inc.	1,060,613	211,327,140
Regions Financial Corp.	2,661,100	64,372,009
Signature Bank	110,815	38,218,985
Silvergate Capital Corp. (a)	8,416	1,077,921
Societe Generale Series A	136,182	3,850,893
Standard Chartered PLC (United Kingdom)	277,629	1,978,550
SVB Financial Group (a)	99,390	60,230,340
Synovus Financial Corp.	29,100	1,532,115
Truist Financial Corp.	2,432,221	151,332,791
U.S. Bancorp	1,743,537	98,579,582
UniCredit SpA	275,939	3,486,358
Wells Fargo & Co.	9,823,135	524,260,715
Zions Bancorp NA	74,800	5,302,572
		3,015,026,325
Capital Markets - 2.6%
Ameriprise Financial, Inc.	361,200	108,284,148
Bank of New York Mellon Corp.	1,820,255	96,746,553
BlackRock, Inc. Class A	19,447	14,466,429
Blackstone, Inc.	338,947	43,205,574
Brookfield Asset Management, Inc. Class A (b)	1,358,155	74,209,589
Cboe Global Markets, Inc.	216,789	25,427,182
Charles Schwab Corp.	2,018,258	170,462,071
CME Group, Inc.	297,743	70,425,152
FactSet Research Systems, Inc.	63,317	25,712,401
Goldman Sachs Group, Inc.	655,727	223,793,068
Intercontinental Exchange, Inc.	562,634	72,084,668
Invesco Ltd.	785,014	16,673,697
Jefferies Financial Group, Inc.	1,501,138	53,350,445
KKR & Co. LP	657,818	39,548,018
MarketAxess Holdings, Inc.	27,400	10,451,182
Moody's Corp.	49,356	15,894,113
Morgan Stanley	1,445,389	131,154,598
Northern Trust Corp.	221,364	25,213,360
Raymond James Financial, Inc.	498,016	54,607,454
S&P Global, Inc.	234,870	88,240,659
SEI Investments Co.	423,194	24,790,705
State Street Corp.	1,670,971	142,583,955
StepStone Group, Inc. Class A	73,401	2,534,537
T. Rowe Price Group, Inc.	162,567	23,500,686
Tradeweb Markets, Inc. Class A	66,291	5,600,264
Virtu Financial, Inc. Class A	73,347	2,573,013
		1,561,533,521
Consumer Finance - 0.9%
Ally Financial, Inc.	171,200	8,542,880
American Express Co.	989,350	192,468,149
Capital One Financial Corp.	1,356,700	207,941,409
Credit Acceptance Corp. (a)(b)	6,900	3,795,828
Discover Financial Services	472,724	58,353,051
Navient Corp.	734,600	12,936,306
OneMain Holdings, Inc.	258,800	13,193,624
Synchrony Financial	266,800	11,413,704
		508,644,951
Diversified Financial Services - 1.0%
Apollo Global Management, Inc.	148,973	9,721,978
Berkshire Hathaway, Inc.:
Class A (a)	1	476,205
Class B (a)	1,597,472	513,507,374
Equitable Holdings, Inc.	1,119,064	36,548,630
Voya Financial, Inc. (b)	459,676	30,959,179
WeWork, Inc. (a)(b)	206,200	1,319,680
		592,533,046
Insurance - 2.4%
AFLAC, Inc.	843,489	51,528,743
AIA Group Ltd.	89,400	928,316
Alleghany Corp. (a)	21,896	14,493,400
Allstate Corp.	467,500	57,203,300
American Financial Group, Inc.	224,300	30,367,977
American International Group, Inc.	1,495,516	91,585,400
Aon PLC	50,259	14,682,664
Arch Capital Group Ltd. (a)	185,000	8,715,350
Arthur J. Gallagher & Co.	330,063	52,212,666
Assurant, Inc.	193,394	32,820,896
Axis Capital Holdings Ltd.	200,700	10,962,234
Brookfield Asset Management Reinsurance Partners Ltd. (b)	9,502	525,461
Chubb Ltd.	899,407	183,155,241
Cincinnati Financial Corp.	445,939	54,756,850
CNA Financial Corp.	135,043	6,171,465
Everest Re Group Ltd.	101,190	30,176,882
Fairfax Financial Holdings Ltd.	25,770	12,518,551
Fidelity National Financial, Inc.	130,300	6,207,492
First American Financial Corp.	49,900	3,345,296
Globe Life, Inc.	42,300	4,270,608
Hartford Financial Services Group, Inc.	1,588,039	110,336,950
Lincoln National Corp.	405,600	27,345,552
Loews Corp.	755,036	46,313,908
Markel Corp. (a)	5,540	6,885,721
Marsh & McLennan Companies, Inc.	374,313	58,171,983
MetLife, Inc.	1,664,086	112,409,009
Old Republic International Corp.	94,800	2,497,980
Principal Financial Group, Inc.	125,400	8,858,256
Progressive Corp.	1,265,336	134,037,042
Prudential Financial, Inc.	431,455	48,176,265
Prudential PLC (a)	48,320	730,525
Reinsurance Group of America, Inc.	12,600	1,396,836
RenaissanceRe Holdings Ltd. (b)	251,867	37,976,506
The Travelers Companies, Inc.	618,213	106,227,540
Unum Group	479,100	13,376,472
W.R. Berkley Corp.	160,197	14,465,789
Willis Towers Watson PLC	58,900	13,093,470
		1,408,928,596
Mortgage Real Estate Investment Trusts - 0.0%
Annaly Capital Management, Inc.	1,475,500	10,269,480
Thrifts & Mortgage Finance - 0.0%
Radian Group, Inc.	603,800	14,430,820
TOTAL FINANCIALS		7,111,366,739
HEALTH CARE - 11.8%
Biotechnology - 2.1%
AbbVie, Inc.	3,771,943	557,380,017
ADC Therapeutics SA (a)(b)	59,300	990,310
Alnylam Pharmaceuticals, Inc. (a)	28,000	4,419,800
Amgen, Inc.	710,435	160,899,319
Arcutis Biotherapeutics, Inc. (a)(b)	62,000	1,103,600
Argenx SE ADR (a)	36,900	10,616,499
Ascendis Pharma A/S sponsored ADR (a)	48,400	5,439,676
Atara Biotherapeutics, Inc. (a)	85,000	1,092,250
Avid Bioservices, Inc. (a)(b)	90,000	1,843,200
Beam Therapeutics, Inc. (a)(b)	15,000	1,175,250
Biogen, Inc. (a)	221,516	46,742,091
BioMarin Pharmaceutical, Inc. (a)	83,820	6,548,018
Blueprint Medicines Corp. (a)	18,000	1,089,900
Celldex Therapeutics, Inc. (a)	38,000	1,136,200
Century Therapeutics, Inc. (b)	50,000	705,000
Cytokinetics, Inc. (a)(b)	80,000	2,825,600
Erasca, Inc. (b)	140,000	1,736,000
Exelixis, Inc. (a)	60,000	1,231,800
Gilead Sciences, Inc.	1,010,271	61,020,368
Imago BioSciences, Inc. (b)	17,500	412,125
Innovent Biologics, Inc. (a)(c)	400,000	1,788,959
Instil Bio, Inc. (a)(b)	60,000	643,800
Mirati Therapeutics, Inc. (a)	22,800	2,013,012
Moderna, Inc. (a)	125,891	19,336,858
Neurocrine Biosciences, Inc. (a)	277,514	24,940,183
PTC Therapeutics, Inc. (a)(b)	64,000	2,247,680
Regeneron Pharmaceuticals, Inc. (a)	268,474	166,013,583
Relay Therapeutics, Inc. (a)(b)	66,500	1,603,315
Sarepta Therapeutics, Inc. (a)	28,000	2,145,080
Shattuck Labs, Inc. (a)(b)	59,250	296,250
TG Therapeutics, Inc. (a)	140,000	1,381,800
Vertex Pharmaceuticals, Inc. (a)	570,731	131,279,545
Xencor, Inc. (a)	60,000	1,878,600
Zentalis Pharmaceuticals, Inc. (a)(b)	50,000	2,494,500
		1,226,470,188
Health Care Equipment & Supplies - 1.8%
Abbott Laboratories	1,147,018	138,353,311
Alcon, Inc. (b)	614,516	47,311,587
Align Technology, Inc. (a)	28,274	14,461,020
Becton, Dickinson & Co.	376,000	102,001,280
Boston Scientific Corp. (a)	2,839,861	125,436,660
DexCom, Inc. (a)	117,958	48,823,996
Edwards Lifesciences Corp. (a)	13,848	1,556,100
Envista Holdings Corp. (a)	128,000	6,144,000
Hologic, Inc. (a)	617,542	43,950,464
IDEXX Laboratories, Inc. (a)	37,006	19,700,144
Insulet Corp. (a)	47,467	12,564,040
Intuitive Surgical, Inc. (a)	833,965	242,125,058
Masimo Corp. (a)	10,000	1,574,500
Medtronic PLC	640,524	67,248,615
Penumbra, Inc. (a)	55,000	12,195,700
ResMed, Inc.	24,000	5,922,000
STERIS PLC	67,600	16,224,000
Stryker Corp.	204,783	53,929,603
Tandem Diabetes Care, Inc. (a)	28,000	3,153,640
Teleflex, Inc.	5,651	1,900,488
The Cooper Companies, Inc.	16,469	6,736,150
Zimmer Biomet Holdings, Inc.	599,993	76,313,110
		1,047,625,466
Health Care Providers & Services - 3.1%
1Life Healthcare, Inc. (a)	100,000	1,081,000
agilon health, Inc. (a)(b)	196,483	3,972,886
Alignment Healthcare, Inc. (a)(b)	160,000	1,350,400
AmerisourceBergen Corp.	257,506	36,702,330
Anthem, Inc.	318,594	143,956,699
Cano Health, Inc. (a)(b)	330,000	1,607,100
Cardinal Health, Inc.	417,968	22,574,452
Centene Corp. (a)	2,040,324	168,571,569
Cigna Corp.	362,851	86,278,711
CVS Health Corp.	2,046,137	212,082,100
DaVita HealthCare Partners, Inc. (a)	268,210	30,246,042
Guardant Health, Inc. (a)(b)	20,000	1,325,400
HCA Holdings, Inc.	497,845	124,615,582
Henry Schein, Inc. (a)	63,700	5,502,406
Humana, Inc.	310,241	134,743,871
Laboratory Corp. of America Holdings (a)	176,821	47,964,464
LifeStance Health Group, Inc. (b)	160,000	1,508,800
McKesson Corp.	389,147	106,999,859
Oak Street Health, Inc. (a)(b)	218,000	3,817,180
Quest Diagnostics, Inc.	278,643	36,577,467
Surgery Partners, Inc. (a)	72,631	3,796,422
UnitedHealth Group, Inc.	1,426,998	679,065,538
Universal Health Services, Inc. Class B	177,500	25,547,575
		1,879,887,853
Health Care Technology - 0.0%
Change Healthcare, Inc. (a)	110,000	2,356,200
Doximity, Inc.	30,000	1,840,500
Phreesia, Inc. (a)	50,000	1,539,500
		5,736,200
Life Sciences Tools & Services - 1.4%
Agilent Technologies, Inc.	451,343	58,837,073
Avantor, Inc. (a)	100,000	3,469,000
Bio-Rad Laboratories, Inc. Class A (a)	21,100	13,207,756
Bio-Techne Corp.	941	394,665
Bruker Corp.	70,000	4,925,900
Charles River Laboratories International, Inc. (a)	25,641	7,465,634
Danaher Corp.	822,351	225,661,338
Illumina, Inc. (a)	99,706	32,563,980
IQVIA Holdings, Inc. (a)	265,936	61,197,192
Lonza Group AG	8,000	5,535,219
Maravai LifeSciences Holdings, Inc. (a)	76,000	2,969,320
Mettler-Toledo International, Inc. (a)	11,870	16,721,744
PerkinElmer, Inc.	12,106	2,174,359
Sartorius Stedim Biotech	10,115	3,878,807
Thermo Fisher Scientific, Inc.	718,375	390,796,000
Waters Corp. (a)	46,905	14,856,221
West Pharmaceutical Services, Inc.	29,133	11,276,802
		855,931,010
Pharmaceuticals - 3.4%
Arvinas Holding Co. LLC (a)	34,000	2,203,540
AstraZeneca PLC:
(United Kingdom)	56,000	6,806,596
sponsored ADR	1,132,354	68,937,712
Bristol-Myers Squibb Co.	3,530,902	242,467,040
Elanco Animal Health, Inc. (a)	2,064,540	58,653,581
Eli Lilly & Co.	1,156,792	289,140,160
Jazz Pharmaceuticals PLC (a)(b)	171,000	23,498,820
Johnson & Johnson	3,308,614	544,498,606
Merck & Co., Inc.	2,820,222	215,972,601
Nektar Therapeutics (a)(b)	80,000	819,200
Novartis AG sponsored ADR	491,414	42,979,068
Novo Nordisk A/S Series B sponsored ADR	179,552	18,484,878
Organon & Co.	251,873	9,402,419
Pfizer, Inc.	5,573,008	261,596,996
Roche Holding AG:
(participation certificate)	16,500	6,249,105
sponsored ADR (b)	1,687,419	79,696,799
Royalty Pharma PLC (b)	225,000	8,833,500
Sanofi SA sponsored ADR	711,441	37,315,080
UCB SA	22,800	2,488,320
Viatris, Inc.	822,281	9,053,314
Zoetis, Inc. Class A	628,300	121,670,295
		2,050,767,630
TOTAL HEALTH CARE		7,066,418,347
INDUSTRIALS - 7.4%
Aerospace & Defense - 1.8%
Curtiss-Wright Corp.	5,460	805,459
General Dynamics Corp.	348,655	81,742,165
Howmet Aerospace, Inc.	546,863	19,643,319
Huntington Ingalls Industries, Inc.	115,300	23,567,320
L3Harris Technologies, Inc.	322,547	81,381,834
Lockheed Martin Corp.	244,621	106,116,590
Moog, Inc. Class A	127,400	10,588,214
Northrop Grumman Corp.	381,363	168,615,837
Raytheon Technologies Corp.	2,247,047	230,771,727
Textron, Inc.	978,311	71,543,883
The Boeing Co. (a)	897,737	184,341,316
TransDigm Group, Inc. (a)	127,627	85,074,882
Vectrus, Inc. (a)	37,733	1,729,681
		1,065,922,227
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	58,547	5,660,324
Expeditors International of Washington, Inc.	384,300	39,721,248
FedEx Corp.	637,731	141,748,469
GXO Logistics, Inc. (a)	49,068	4,118,277
United Parcel Service, Inc. Class B	1,148,796	241,729,654
		432,977,972
Airlines - 0.1%
Delta Air Lines, Inc. (a)	431,700	17,233,464
Southwest Airlines Co. (a)	411,915	18,041,877
United Airlines Holdings, Inc. (a)	517,457	22,975,091
		58,250,432
Building Products - 0.4%
A.O. Smith Corp.	206,178	14,139,687
Carlisle Companies, Inc.	52,350	12,427,890
Carrier Global Corp.	343,070	15,396,982
Fortune Brands Home & Security, Inc.	411,063	35,721,375
Johnson Controls International PLC	120,068	7,799,617
Masco Corp.	391,250	21,925,650
Owens Corning	182,805	17,035,598
Trane Technologies PLC	877,845	135,126,681
		259,573,480
Commercial Services & Supplies - 0.2%
Copart, Inc. (a)	81,680	10,036,838
Deluxe Corp. (b)	215,300	6,697,983
Republic Services, Inc.	415,460	49,971,529
Waste Connections, Inc. (United States)	280,097	34,589,179
		101,295,529
Construction & Engineering - 0.1%
Quanta Services, Inc.	299,400	32,616,636
Electrical Equipment - 0.4%
Acuity Brands, Inc.	87,200	15,902,664
AMETEK, Inc.	230,900	29,968,511
Eaton Corp. PLC	766,900	118,325,001
Emerson Electric Co.	215,128	19,989,694
Generac Holdings, Inc. (a)	119,725	37,769,646
Sensata Technologies, Inc. PLC (a)	64,400	3,729,404
		225,684,920
Industrial Conglomerates - 0.9%
3M Co.	181,970	27,049,841
General Electric Co.	1,337,955	127,788,082
Honeywell International, Inc.	1,321,311	250,718,762
Roper Technologies, Inc.	242,752	108,806,301
		514,362,986
Machinery - 1.5%
AGCO Corp.	292,700	35,170,832
Allison Transmission Holdings, Inc.	309,700	12,369,418
Caterpillar, Inc.	241,056	45,217,284
Crane Co.	172,600	17,446,408
Cummins, Inc.	483,905	98,774,689
Deere & Co.	450,317	162,123,126
Dover Corp.	128,609	20,173,608
Fortive Corp.	713,034	46,168,952
Illinois Tool Works, Inc.	33,054	7,150,902
Ingersoll Rand, Inc.	1,944,278	98,224,925
ITT, Inc.	119,861	10,532,186
Meritor, Inc. (a)	117,300	4,177,053
Middleby Corp. (a)	34,400	6,110,128
Nordson Corp.	24,598	5,571,201
Oshkosh Corp.	285,637	31,717,132
Otis Worldwide Corp.	332,410	26,037,675
PACCAR, Inc.	638,751	58,643,729
Parker Hannifin Corp.	325,806	96,565,640
Snap-On, Inc.	84,740	17,810,653
Stanley Black & Decker, Inc.	456,445	74,263,602
Timken Co.	251,707	16,501,911
Xylem, Inc.	252,000	22,415,400
		913,166,454
Professional Services - 0.3%
Booz Allen Hamilton Holding Corp. Class A	57,500	4,639,675
CoStar Group, Inc. (a)	342,176	20,876,158
Dun & Bradstreet Holdings, Inc. (a)	168,841	3,133,689
Equifax, Inc.	50,140	10,947,568
Jacobs Engineering Group, Inc.	400,539	49,266,297
Leidos Holdings, Inc.	789,503	80,402,986
Manpower, Inc.	135,800	14,432,824
Nielsen Holdings PLC	137,605	2,397,079
TransUnion Holding Co., Inc.	71,055	6,448,952
		192,545,228
Road & Rail - 0.9%
AMERCO	11,800	6,815,798
Canadian Pacific Railway Ltd.	248,369	17,455,373
CSX Corp.	3,501,779	118,745,326
Knight-Swift Transportation Holdings, Inc. Class A	76,200	4,151,376
Lyft, Inc. (a)	1,404,412	54,687,803
Norfolk Southern Corp.	813,706	208,731,863
Old Dominion Freight Lines, Inc.	105,538	33,142,098
Saia, Inc. (a)	26,200	7,525,426
Uber Technologies, Inc. (a)	801,067	28,862,444
Union Pacific Corp.	311,124	76,520,948
XPO Logistics, Inc. (a)	46,300	3,365,084
		560,003,539
Trading Companies & Distributors - 0.1%
United Rentals, Inc. (a)	127,716	41,076,020
W.W. Grainger, Inc.	81,122	38,700,061
		79,776,081
TOTAL INDUSTRIALS		4,436,175,484
INFORMATION TECHNOLOGY - 21.1%
Communications Equipment - 0.6%
Arista Networks, Inc. (a)	40,527	4,973,879
Cisco Systems, Inc.	5,023,351	280,152,285
CommScope Holding Co., Inc. (a)	488,774	4,662,904
F5, Inc. (a)	140,103	28,139,688
Motorola Solutions, Inc.	173,994	38,353,497
		356,282,253
Electronic Equipment & Components - 0.3%
Amphenol Corp. Class A	133,259	10,129,017
Arrow Electronics, Inc. (a)	250,100	30,482,188
CDW Corp.	74,231	12,801,878
Jabil, Inc.	318,280	18,399,767
Keysight Technologies, Inc. (a)	109,830	17,283,947
TD SYNNEX Corp.	138,568	14,110,379
TE Connectivity Ltd.	62,396	8,887,062
Teledyne Technologies, Inc. (a)	85,193	36,580,170
Trimble, Inc. (a)	133,620	9,319,995
Vishay Intertechnology, Inc.	618,200	11,863,258
Zebra Technologies Corp. Class A (a)	6,722	2,778,471
		172,636,132
IT Services - 3.4%
Accenture PLC Class A	426,909	134,911,782
Affirm Holdings, Inc. (a)(b)	475,607	19,899,397
Amdocs Ltd.	226,500	17,825,550
Automatic Data Processing, Inc.	83,211	17,011,657
Block, Inc. Class A (a)	97,800	12,469,500
Capgemini SA	35,100	7,347,470
Cognizant Technology Solutions Corp. Class A	791,658	68,185,504
CSG Systems International, Inc. (b)	185,800	11,467,576
Dlocal Ltd. (b)	75,292	2,458,284
DXC Technology Co. (a)	320,804	10,916,960
EPAM Systems, Inc. (a)	15,500	3,220,125
Fidelity National Information Services, Inc.	640,260	60,971,979
Fiserv, Inc. (a)	1,017,016	99,331,953
FleetCor Technologies, Inc. (a)	507,418	118,837,296
Gartner, Inc. (a)	47,024	13,186,470
Genpact Ltd.	110,900	4,640,056
Global Payments, Inc.	507,561	67,698,486
IBM Corp.	849,513	104,073,838
Kyndryl Holdings, Inc. (a)(b)	362,062	5,742,303
MasterCard, Inc. Class A	1,320,135	476,331,111
MongoDB, Inc. Class A (a)	27,400	10,466,526
Paychex, Inc.	106,934	12,731,562
PayPal Holdings, Inc. (a)	956,887	107,104,362
Shopify, Inc. Class A (a)	32,809	22,777,976
Snowflake Computing, Inc. (a)	54,756	14,546,479
The Western Union Co. (b)	108,500	1,972,530
Twilio, Inc. Class A (a)	37,000	6,467,600
VeriSign, Inc. (a)	142,136	30,377,306
Visa, Inc. Class A	2,711,125	585,928,335
Wix.com Ltd. (a)	38,600	3,534,988
Worldline SA (a)(c)	26,200	1,336,023
		2,053,770,984
Semiconductors & Semiconductor Equipment - 4.6%
Advanced Micro Devices, Inc. (a)	2,851,071	351,651,097
Analog Devices, Inc.	546,559	87,607,942
Applied Materials, Inc.	356,835	47,887,257
ASML Holding NV	25,630	17,082,651
ASML Holding NV (Netherlands)	10,900	7,292,363
Broadcom, Inc.	369,938	217,316,379
First Solar, Inc. (a)	48,500	3,651,565
Intel Corp.	1,606,700	76,639,590
KLA Corp.	276,281	96,283,929
Lam Research Corp.	138,826	77,929,975
Marvell Technology, Inc.	136,200	9,306,546
MediaTek, Inc.	148,000	5,850,223
Microchip Technology, Inc.	741,627	52,158,627
Micron Technology, Inc.	544,416	48,376,806
NVIDIA Corp.	3,307,840	806,616,784
NXP Semiconductors NV	1,263,819	240,277,268
onsemi (a)	125,600	7,863,816
Qorvo, Inc. (a)	203,400	27,821,052
Qualcomm, Inc.	1,856,684	319,331,081
Renesas Electronics Corp. (a)	849,900	10,012,421
Semtech Corp. (a)	5,790	401,710
Silergy Corp.	26,000	3,465,642
SolarEdge Technologies, Inc. (a)	24,369	7,783,946
Taiwan Semiconductor Manufacturing Co. Ltd.	811,000	17,441,741
Teradyne, Inc.	385,920	45,507,686
Texas Instruments, Inc.	905,226	153,879,368
		2,739,437,465
Software - 7.7%
Adobe, Inc. (a)	561,437	262,572,856
Anaplan, Inc. (a)	117,900	5,584,923
ANSYS, Inc. (a)	110,000	35,660,900
Atlassian Corp. PLC (a)	82,420	25,197,442
Autodesk, Inc. (a)	370,710	81,641,463
Cadence Design Systems, Inc. (a)	64,731	9,802,215
CCC Intelligent Solutions Holdings, Inc. (d)	35,655	387,213
Ceridian HCM Holding, Inc. (a)	489,799	35,711,245
Citrix Systems, Inc.	246,209	25,236,423
Consensus Cloud Solutions, Inc. (a)	54,833	3,052,005
Coupa Software, Inc. (a)	37,900	4,586,279
Cvent Holding Corp. (d)	88,079	709,036
Dropbox, Inc. Class A (a)	301,000	6,829,690
Elastic NV (a)	30,300	2,625,495
Envestnet, Inc. (a)	100	7,482
Five9, Inc. (a)	30,801	3,388,110
Fortinet, Inc. (a)	108,446	37,361,816
HashiCorp, Inc. (b)	28,101	1,416,009
HubSpot, Inc. (a)	22,500	11,812,500
Intuit, Inc.	376,353	178,530,573
Microsoft Corp.	9,257,453	2,766,034,382
NCR Corp. (a)	312,300	12,654,396
NortonLifeLock, Inc.	1,775,487	51,453,613
Oracle Corp.	3,801,519	288,801,398
Palo Alto Networks, Inc. (a)	78,823	46,840,568
Rimini Street, Inc. (a)(b)	16,176	73,277
Salesforce.com, Inc. (a)	1,806,867	380,399,710
ServiceNow, Inc. (a)	27,419	15,900,826
Splunk, Inc. (a)	144,700	17,089,070
SS&C Technologies Holdings, Inc.	185,143	13,880,171
Synopsys, Inc. (a)	236,790	73,970,828
UiPath, Inc. Class A (a)(b)	212,455	7,374,313
Unity Software, Inc. (a)	114,700	12,209,815
VMware, Inc. Class A (a)	105,309	12,354,852
Workday, Inc. Class A (a)	483,530	110,752,547
Yext, Inc. (a)(b)	67,414	500,212
Zoom Video Communications, Inc. Class A (a)	367,610	48,745,086
		4,591,148,739
Technology Hardware, Storage & Peripherals - 4.5%
Apple, Inc.	15,049,201	2,484,924,069
Dell Technologies, Inc.	409,000	20,842,640
Hewlett Packard Enterprise Co.	2,378,424	37,864,510
HP, Inc.	2,403,403	82,580,927
NetApp, Inc.	25,194	1,974,706
Pure Storage, Inc. Class A (a)	214,500	5,564,130
Seagate Technology Holdings PLC	767,292	79,153,843
Western Digital Corp. (a)	112,800	5,746,032
Xerox Holdings Corp.	386,650	7,620,872
		2,726,271,729
TOTAL INFORMATION TECHNOLOGY		12,639,547,302
MATERIALS - 2.3%
Chemicals - 1.5%
Air Products & Chemicals, Inc.	187,457	44,296,089
Albemarle Corp. U.S.	47,478	9,300,465
Axalta Coating Systems Ltd. (a)	231,345	6,255,569
Cabot Corp.	215,400	15,758,664
Celanese Corp. Class A	270,835	37,721,899
CF Industries Holdings, Inc.	474,196	38,499,973
Corteva, Inc.	1,073,740	55,866,692
Dow, Inc.	477,714	28,166,017
DuPont de Nemours, Inc.	222,400	17,207,088
Eastman Chemical Co.	756,825	89,661,058
Ecolab, Inc.	136,000	23,971,360
FMC Corp.	54,000	6,331,500
Huntsman Corp.	745,300	30,139,932
Ingevity Corp. (a)(b)	136,575	9,318,512
International Flavors & Fragrances, Inc.	136,960	18,215,680
Linde PLC	750,179	219,982,490
LyondellBasell Industries NV Class A	284,288	27,641,322
Olin Corp.	295,400	15,216,054
PPG Industries, Inc.	348,876	46,557,502
RPM International, Inc.	497,806	42,099,453
Sherwin-Williams Co.	245,651	64,638,148
The Chemours Co. LLC	353,000	9,742,800
The Mosaic Co.	322,483	16,907,784
Valvoline, Inc. (b)	477,800	15,447,274
		888,943,325
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	132,879	50,414,293
Summit Materials, Inc. (a)	304,800	9,515,856
Vulcan Materials Co.	164,334	29,818,404
		89,748,553
Containers & Packaging - 0.4%
Amcor PLC	919,500	10,693,785
Avery Dennison Corp.	103,966	18,318,809
Ball Corp.	336,321	30,181,447
Berry Global Group, Inc. (a)	418,500	25,382,025
Crown Holdings, Inc.	79,000	9,690,930
International Paper Co.	675,493	29,404,210
O-I Glass, Inc. (a)	154,700	1,977,066
Packaging Corp. of America	306,393	45,097,986
Sealed Air Corp.	607,418	40,775,970
WestRock Co.	971,534	43,981,344
		255,503,572
Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	1,127,402	52,931,524
Newmont Corp.	342,300	22,660,260
Nucor Corp.	287,200	37,801,264
Reliance Steel & Aluminum Co.	128,500	24,526,795
Steel Dynamics, Inc.	123,300	8,702,514
United States Steel Corp. (b)	180,900	4,922,289
		151,544,646
Paper & Forest Products - 0.0%
Schweitzer-Mauduit International, Inc. (b)	240,600	7,511,532
Sylvamo Corp. (a)	28,090	980,341
West Fraser Timber Co. Ltd. (b)	97,800	9,753,594
		18,245,467
TOTAL MATERIALS		1,403,985,563
REAL ESTATE - 1.9%
Equity Real Estate Investment Trusts (REITs) - 1.8%
Alexandria Real Estate Equities, Inc.	68,616	12,995,870
American Homes 4 Rent Class A	249,109	9,468,633
American Tower Corp.	473,226	107,360,783
Apple Hospitality (REIT), Inc.	394,770	6,983,481
AvalonBay Communities, Inc.	108,859	25,972,669
Boston Properties, Inc.	125,994	15,410,326
Brandywine Realty Trust (SBI)	767,000	10,224,110
Brixmor Property Group, Inc.	574,868	14,440,684
Camden Property Trust (SBI)	117,173	19,346,434
Corporate Office Properties Trust (SBI)	56,400	1,478,244
Crown Castle International Corp.	236,700	39,431,853
CubeSmart	96,300	4,642,623
Douglas Emmett, Inc.	34,000	1,077,800
Equinix, Inc.	84,843	60,215,622
Equity Lifestyle Properties, Inc.	320,000	23,878,400
Equity Residential (SBI)	186,519	15,910,071
Essex Property Trust, Inc.	123,696	39,232,660
Extra Space Storage, Inc.	6,972	1,311,782
Federal Realty Investment Trust (SBI)	81,899	9,629,684
Host Hotels & Resorts, Inc.	1,860,546	33,992,175
Invitation Homes, Inc.	134,500	5,084,100
Iron Mountain, Inc.	56,059	2,756,982
JBG SMITH Properties	246,590	6,579,021
Kilroy Realty Corp.	25,600	1,833,472
Kimco Realty Corp.	897,919	21,128,034
Lamar Advertising Co. Class A	44,206	4,821,106
Life Storage, Inc.	12,700	1,607,693
LXP Industrial Trust (REIT)	196,400	3,036,344
Mid-America Apartment Communities, Inc.	77,515	15,860,344
Omega Healthcare Investors, Inc.	439,500	12,380,715
Paramount Group, Inc.	715,000	8,000,850
Piedmont Office Realty Trust, Inc. Class A	784,400	13,366,176
Prologis (REIT), Inc.	1,092,162	159,291,828
Public Storage	41,391	14,694,633
Rayonier, Inc.	419,340	16,647,798
Rexford Industrial Realty, Inc.	99,000	6,942,870
SBA Communications Corp. Class A	215,924	65,509,182
Service Properties Trust	340,500	2,938,515
Simon Property Group, Inc.	314,081	43,204,982
SITE Centers Corp.	166,350	2,586,743
Sun Communities, Inc.	388,819	70,376,239
Ventas, Inc.	290,128	15,666,912
VICI Properties, Inc.	26,300	735,348
Vornado Realty Trust	479,489	20,752,284
Welltower, Inc.	507,233	42,247,437
Weyerhaeuser Co.	1,216,976	47,316,027
		1,058,369,539
Real Estate Management & Development - 0.1%
CBRE Group, Inc.	343,269	33,245,603
Cushman & Wakefield PLC (a)	252,100	5,526,032
Jones Lang LaSalle, Inc. (a)	39,600	9,750,312
Opendoor Technologies, Inc. (a)(b)	437,121	3,649,960
		52,171,907
TOTAL REAL ESTATE		1,110,541,446
UTILITIES - 2.0%
Electric Utilities - 1.3%
Alliant Energy Corp.	114,300	6,675,120
American Electric Power Co., Inc.	139,931	12,684,745
Constellation Energy Corp.	172,070	7,911,779
Duke Energy Corp.	143,800	14,438,958
Edison International	390,067	24,738,049
Entergy Corp.	213,472	22,459,389
Evergy, Inc.	168,465	10,513,901
Eversource Energy	304,696	24,924,133
Exelon Corp.	1,704,937	72,562,119
FirstEnergy Corp.	387,000	16,195,950
NextEra Energy, Inc.	3,789,592	296,611,366
NRG Energy, Inc.	886,296	33,537,441
OGE Energy Corp.	40,900	1,535,795
PG&E Corp. (a)	899,049	10,222,187
PPL Corp.	877,824	22,972,654
Southern Co.	1,520,900	98,508,693
Xcel Energy, Inc.	1,142,256	76,908,096
		753,400,375
Gas Utilities - 0.1%
Atmos Energy Corp.	248,700	27,309,747
UGI Corp.	122,000	4,689,680
		31,999,427
Independent Power and Renewable Electricity Producers - 0.0%
The AES Corp.	204,900	4,350,027
Vistra Corp.	887,500	20,252,750
		24,602,777
Multi-Utilities - 0.6%
Ameren Corp.	963,104	82,778,789
CenterPoint Energy, Inc.	147,219	4,026,440
CMS Energy Corp.	540,674	34,608,543
Dominion Energy, Inc.	1,368,150	108,808,970
DTE Energy Co.	215,054	26,148,416
MDU Resources Group, Inc.	542,400	14,520,048
NiSource, Inc.	110,100	3,185,193
Public Service Enterprise Group, Inc.	353,252	22,901,327
Sempra Energy	292,293	42,154,496
WEC Energy Group, Inc.	458,033	41,626,039
		380,758,261
Water Utilities - 0.0%
Essential Utilities, Inc.	99,100	4,668,601
TOTAL UTILITIES		1,195,429,441
TOTAL COMMON STOCKS (Cost $28,246,177,957)		50,440,889,516

Nonconvertible Preferred Stocks - 0.0%
	Shares	Value ($)
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Porsche Automobil Holding SE (Germany) (Cost $3,917,472)	39,500	3,942,431

Equity Funds - 14.8%
	Shares	Value ($)
Large Blend Funds - 5.0%
Fidelity SAI U.S. Large Cap Index Fund (e)	95,857,082	2,004,371,578
Fidelity SAI U.S. Low Volatility Index Fund (e)	36,609,119	649,445,771
PIMCO StocksPLUS Absolute Return Fund Institutional Class	28,388,540	309,718,966
TOTAL LARGE BLEND FUNDS		2,963,536,315
Large Growth Funds - 9.2%
Fidelity Blue Chip Growth Fund (e)	952,893	149,108,755
Fidelity Growth Company Fund (e)	113,228,092	3,545,171,542
Fidelity SAI U.S. Momentum Index Fund (e)	10,782,912	160,773,214
Fidelity SAI U.S. Quality Index Fund (e)	97,336,031	1,666,392,846
TOTAL LARGE GROWTH FUNDS		5,521,446,357
Mid-Cap Blend Funds - 0.6%
Fidelity Mid Cap Index Fund (e)	11,319,024	333,005,694
TOTAL EQUITY FUNDS (Cost $5,981,937,426)		8,817,988,366

Other - 0.0%
	Shares	Value ($)
Commodity Funds - Broad Basket - 0.0%
Fidelity SAI Inflation-Focused Fund (e) (Cost $10,022,703)	1,173,878	13,476,115

U.S. Treasury Obligations - 0.0%
	Principal Amount (f)	Value ($)
U.S. Treasury Bills, yield at date of purchase 0.17% to 0.47% 6/23/22 (g) (Cost $5,876,041)	5,880,000	5,871,711

Money Market Funds - 1.6%
	Shares	Value ($)
Fidelity Cash Central Fund 0.07% (h)	22,247,836	22,252,285
Fidelity Securities Lending Cash Central Fund 0.07% (h)(i)	384,764,496	384,802,973
Invesco Government & Agency Portfolio Institutional Class 0.03% (j)	536,603,357	536,603,357
TOTAL MONEY MARKET FUNDS (Cost $943,658,230)		943,658,615

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $35,191,589,829)	60,225,826,754
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(419,995,419)
NET ASSETS - 100.0%	59,805,831,335

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	287	Mar 2022	62,680,800	(178,130)	(178,130)

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,124,982 or 0.0% of net assets.

(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,096,249 or 0.0% of net assets.

(e)	Affiliated Fund
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,273,379.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
CCC Intelligent Solutions Holdings, Inc.	2/02/21	356,550
Cvent Holding Corp.	7/23/21	880,790

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.07%	42,716,602	326,941,319	347,405,636	16,162	1,205	(1,205)	22,252,285	0.0%
Fidelity Securities Lending Cash Central Fund 0.07%	292,027,572	1,242,430,725	1,149,655,324	1,208,853	-	-	384,802,973	1.0%
Total	334,744,174	1,569,372,044	1,497,060,960	1,225,015	1,205	(1,205)	407,055,258

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Blue Chip Growth Fund	-	150,000,000	-	-	-	(891,245)	149,108,755
Fidelity Growth Company Fund	3,660,707,600	587,235,301	240,000,000	387,235,288	150,514,456	(613,285,815)	3,545,171,542
Fidelity Mid Cap Index Fund	-	335,533,084	-	-	-	(2,527,390)	333,005,694
Fidelity SAI Inflation-Focused Fund	10,795,429	3,254,116	-	3,254,115	-	(573,430)	13,476,115
Fidelity SAI U.S. Large Cap Index Fund	2,057,113,253	3,997,722,229	3,987,463,793	195,875,251	80,641,020	(143,641,131)	2,004,371,578
Fidelity SAI U.S. Low Volatility Index Fund	1,442,168,893	31,368,798	860,966,340	31,368,799	109,701,276	(72,826,856)	649,445,771
Fidelity SAI U.S. Momentum Index Fund	31,475,001	149,133,123	75	10,992,147	4	(19,834,839)	160,773,214
Fidelity SAI U.S. Quality Index Fund	1,001,129,553	724,651,615	-	102,135,201	-	(59,388,322)	1,666,392,846
	8,203,389,729	5,978,898,266	5,088,430,208	730,860,801	340,856,756	(912,969,028)	8,521,745,515

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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